Revenue Recognition	12 Months Ended
Dec. 31, 2018
Revenue From Contract With Customer [Abstract]
Revenue Recognition

Note B: Revenue Recognition

Performance Obligations. Performance obligations are contractual promises to transfer or provide a distinct good or service for a stated price. The Company’s product sales agreements are single-performance obligations that are satisfied at a point in time.  Performance obligations within paving service agreements are satisfied over time, primarily ranging from one day to two years. For product revenues and freight revenues, customer payment terms are generally 30 days from invoice date. Customer payments for the paving operations are based on a contractual billing schedule and are due 30 days from invoice date.

Future revenues from unsatisfied performance obligations at December 31, 2018, 2017 and 2016 were $78,142,000, $66,956,000 and $74,146,000, respectively, where the remaining periods to complete these obligations ranged from two months to 22 months, one month to 23 months and one month to 33 months, respectively.

Sales Taxes. The Company is deemed to be an agent when collecting sales taxes from customers.  Sales taxes collected are initially recorded as liabilities until remitted to taxing authorities and are not reflected in the consolidated statements of earnings as revenues and expenses.

Revenue by Category. The following table presents the Company’s total revenues by category for each reportable segment:

years ended December 31	Products and Services	Freight	Total
(add 000)	2018
Mid-America Group	$1,133,754	$89,482	$1,223,236
Southeast Group	409,543	13,839	423,382
West Group	2,168,418	141,506	2,309,924
Total Building Materials Business	3,711,715	244,827	3,956,542
Magnesia Specialties	268,636	19,087	287,723
Total	$3,980,351	$263,914	$4,244,265

	2017
Mid-America Group	$982,214	$71,112	$1,053,326
Southeast Group	348,675	13,880	362,555
West Group	2,139,867	139,856	2,279,723
Total Building Materials Business	3,470,756	224,848	3,695,604
Magnesia Specialties	252,722	17,268	269,990
Total	$3,723,478	$242,116	$3,965,594

	2016
Mid-America Group	$945,193	$71,905	$1,017,098
Southeast Group	304,722	16,356	321,078
West Group	2,086,351	137,164	2,223,515
Total Building Materials Business	3,336,266	225,425	3,561,691
Magnesia Specialties	242,384	14,674	257,058
Total	$3,578,650	$240,099	$3,818,749

Service revenues, which solely include the paving operations located in Colorado, were $219,593,000, $245,276,000 and $216,827,000 for the years ended December 31, 2018, 2017 and 2016, respectively.

Contract Balances. Costs in excess of billings relate to the conditional right to consideration for completed contractual performance and are contract assets on the consolidated balance sheets. Costs in excess of billings are reclassified to accounts receivable when the right to consideration becomes unconditional. Billings in excess of costs relate to customers invoiced in advance of contractual performance and are contract liabilities on the consolidated balance sheets. The following table presents information about the Company’s contract balances:

December 31
(add 000)	2018	2017
Costs in excess of billings	$1,975	$1,310
Billings in excess of costs	$6,743	$7,204

Revenues recognized from the beginning balance of contract liabilities for the years ended December 31, 2018 and 2017 were $6,831,000 and $8,265,000, respectively.

Retainage, which primarily relates to the paving services, represents amounts that have been billed to customers but payment withheld until final acceptance of the performance obligation by the customer. Included on the Company’s consolidated balance sheets, retainage was $7,528,000 and $9,029,000 at December 31, 2018 and 2017, respectively.

Policy Elections. When the Company arranges third party freight to deliver products to customers, the Company has elected the delivery to be a fulfillment activity rather than a separate performance obligation.  Further, the Company acts as a principal in the delivery arrangements and, as required by ASU 2014-09, the related revenues and costs are presented gross and are included in the consolidated statements of earnings.